UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 56.3%

Security	Shares	Value
Botswana — 4.6%
Barclays Bank of Botswana, Ltd.	170,800	$93,356
Botswana Insurance Holdings, Ltd.	259,400	303,499
Choppies Enterprises, Ltd.	524,304	241,090
Engen Botswana, Ltd.	171,211	160,680
First National Bank of Botswana	710,000	322,934
Letshego Holdings, Ltd.	1,188,500	312,305
Sechaba Breweries, Ltd.	84,100	188,833
Standard Chartered Bank Botswana, Ltd.	206,979	266,739
Turnstar Holdings, Ltd.	1,608,100	316,721

		$2,206,157

Canada — 0.2%
Rio Alto Mining, Ltd.	44,043	$86,765

		$86,765

Chile — 1.2%
CFR Pharmaceuticals SA	583,656	$118,002
Empresa Nacional de Electricidad SA ADR	2,384	91,975
Empresa Nacional de Telecommunicaciones SA	9,622	116,586
Enersis SA ADR	4,485	59,516
Parque Arauco SA	38,334	65,449
Ripley Corp. SA	84,306	47,234
S.A.C.I. Falabella	7,442	58,016

		$556,778

China — 10.4%
Anta Sports Products, Ltd.	106,000	$154,776
Baidu, Inc. ADR(1)	925	144,762
Beijing Enterprises Water Group, Ltd.	286,000	160,760
Changyou.com, Ltd. ADR(1)	4,900	147,147
China Agri-Industries Holdings, Ltd.	456,000	201,420
China Everbright International, Ltd.	149,000	195,713
China Longyuan Power Group Corp., Class H	138,000	166,015
China Mengniu Dairy Co., Ltd.	32,000	146,777
China Resources Gas Group, Ltd.	52,000	160,575
China Unicom (Hong Kong), Ltd.	92,000	119,724
Ctrip.com International, Ltd. ADR(1)	2,750	108,653
Geely Automobile Holdings, Ltd.	275,000	112,381
Giant Interactive Group, Inc. ADR	15,700	172,857
Goodbaby International Holdings, Ltd.	275,000	137,685
Haier Electronics Group Co., Ltd.	88,000	253,027
Hengan International Group Co., Ltd.	12,000	129,552
Huaneng Renewables Corp., Ltd., Class H	336,000	140,892
Lenovo Group, Ltd.	180,000	232,145
Mindray Medical International, Ltd. ADR	7,500	262,800
New Oriental Education & Technology Group, Inc. ADR	14,900	437,166
Qihoo 360 Technology Co., Ltd. ADR(1)	1,750	176,890
Shenzhou International Group Holdings, Ltd.	42,000	143,774
TAL Education Group ADR(1)	22,100	529,295

Security	Shares	Value
Tencent Holdings, Ltd.	2,700	$189,123
Want Want China Holdings, Ltd.	154,000	207,352
WuXi PharmaTech (Cayman), Inc. ADR(1)	5,650	197,185

		$5,028,446

Colombia — 1.2%
Almacenes Exito SA	4,400	$57,839
Banco Davivienda SA, PFC Shares	7,200	76,431
Bancolombia SA, PFC Shares	5,500	60,813
Cementos Argos SA	15,000	61,982
Ecopetrol SA	35,000	61,113
Empresa de Energia de Bogota SA	89,300	59,137
Grupo Aval Acciones y Valores SA, PFC Shares	56,200	32,339
Grupo Nutresa SA	5,400	63,217
ISAGEN SA ESP	45,000	65,627
Pacific Rubiales Energy Corp.	3,900	58,077

		$596,575

Ireland — 0.1%
Maple Energy PLC	118,631	$43,893

		$43,893

Jordan — 2.7%
Al Eqbal Co. for Investment PLC	6,091	$127,480
Arab Pesticides & Veterinary Drugs Manufacturing Co.	48,320	135,078
Bank of Jordan	24,153	88,978
Cairo Amman Bank	22,518	94,711
Capital Bank of Jordan	30,039	74,776
Jordan Petroleum Refinery	34,597	240,256
Jordan Phosphate Mines	12,013	125,631
Jordanian Electric Power Co.	30,000	126,608
Royal Jordanian Airlines(1)	176,552	152,703
United Cable Industries Co.(1)	118,581	114,142

		$1,280,363

Kenya — 3.2%
Athi River Mining, Ltd.	133,800	$134,624
Bamburi Cement Co., Ltd.	51,306	122,358
Barclays Bank of Kenya, Ltd.	288,852	56,624
Co-operative Bank of Kenya, Ltd. (The)	287,000	57,690
East Africa Cables, Ltd.	387,483	67,714
East African Breweries, Ltd.	33,604	101,590
Equity Bank, Ltd.	150,600	53,527
Kenya Airways, Ltd.(1)	718,278	99,735
Kenya Commercial Bank, Ltd.	111,000	54,412
Kenya Electricity Generating Co., Ltd.	637,525	89,267
Kenya Power & Lighting, Ltd.(1)	750,800	128,276
Nation Media Group, Ltd.	33,669	124,674
Safaricom, Ltd.	2,256,317	287,103
Scan Group, Ltd.	185,700	109,674
TransCentury, Ltd.	232,000	78,737

		$1,566,005

Latvia — 1.6%
Grindeks SA(1)	2,390	$31,804
Olainfarm	63,771	695,724
SAF Tehnika(1)	17,953	57,083

		$784,611

Security	Shares	Value
Mauritius — 3.2%
Alteo, Ltd.	52,987	$62,775
ENL Land, Ltd.	38,911	62,354
Gamma Civic, Ltd.	108,186	128,567
Harel Mallac & Co., Ltd.	42,100	152,855
Ireland Blyth, Ltd.	15,000	54,012
Mauritius Commercial Bank	18,408	126,205
New Mauritius Hotels, Ltd.	82,230	238,142
Omnicane, Ltd.	22,009	66,231
Phoenix Beverages, Ltd.	9,863	62,592
Rogers & Co., Ltd.	37,415	239,569
State Bank of Mauritius, Ltd.	3,668,106	123,934
Terra Mauricia, Ltd.	90,156	108,176
Vivo Energy Mauritius, Ltd.	21,460	106,073

		$1,531,485

Morocco — 3.4%
Attijariwafa Bank	1,500	$55,146
Auto Hall	11,500	111,208
Banque Centrale Populaire	2,400	55,278
Compagnie Sucriere Marocaine et de Raffinage	940	214,789
Delta Holding SA(1)	30,600	112,248
Disway AG	5,300	120,406
Douja Promotion Groupe Addoha SA	16,200	111,288
Groupe Risma	4,300	106,585
Jet Alu Maroc SA	4,600	107,207
Lafarge Ciments	650	103,076
Maroc Telecom	19,000	222,126
Societe Anonyme Marocaine de l’Industrie du Raffinage(1)	6,500	234,717
Sonasid(1)	848	95,185

		$1,649,259

Panama — 4.8%
Avianca Holdings SA, PFC Shares	79,200	$160,095
Banco Latinoamericano de Comercio Exterior SA, Class E	42,589	1,081,761
Copa Holdings SA, Class A	7,699	1,006,259
Inretail Peru Corp.(1)	4,458	68,542

		$2,316,657

Peru — 0.8%
Alicorp SA	23,600	$72,313
Cia de Minas Buenaventura SA ADR	5,072	62,893
Credicorp, Ltd.	534	70,445
Ferreycorp SAA	112,785	71,115
Grana y Montero SA	16,941	71,413
Refineria La Pampilla SA Relapasa	567,058	52,226

		$400,405

Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	25,900	$29,629
ABS-CBN Holdings Corp. PDR	88,300	54,310
Alliance Global Group, Inc.	63,100	37,600
Bank of the Philippine Islands	6,149	12,024
BDO Unibank, Inc.	6,800	11,818
Globe Telecom, Inc.	875	32,899
GT Capital Holdings, Inc.	620	10,169
LT Group, Inc.	96,100	38,901
Metro Pacific Investments Corp.	107,000	10,141
Metropolitan Bank & Trust Co.	6,600	11,024

Security	Shares	Value
Petron Corp.	101,000	$31,123
Philex Mining Corp.(1)	335,400	68,460
Philippine Long Distance Telephone Co.	550	32,864
Robinsons Land Corp.	24,600	10,770
Semirara Mining Corp.	4,900	34,592
Universal Robina Corp.	12,300	32,016

		$458,340

Serbia — 2.0%
Aerodrom Nikola Tesla AD Beograd(1)	26,300	$154,345
Energoprojekt Holding AD Beograd	21,400	186,562
Gosa ad Montaza Velika Plana(1)	1,378	45,106
Imlek AD(1)	2,840	107,318
Naftna Industrija Srbije	46,500	487,021

		$980,352

Singapore — 3.8%
Interra Resources, Ltd.(1)	1,975,000	$585,401
Ntegrator International, Ltd.	2,728,000	121,481
Super Group, Ltd.	68,000	197,947
Upp Holdings, Ltd.	855,000	167,293
Yoma Strategic Holdings, Ltd.	1,307,000	747,600

		$1,819,722

Spain — 0.1%
Cemex Latam Holdings SA(1)	10,200	$68,306

		$68,306

Sri Lanka — 5.1%
Access Engineering PLC	295,300	$52,092
Aitken Spence Hotel Holdings PLC, Class H	194,200	103,165
Asiri Hospital Holdings PLC	60,000	9,450
Bukit Darah PLC	10,500	49,226
Commercial Bank of Ceylon PLC(1)	80,600	78,101
Dialog Axiata PLC	4,331,000	303,588
Distilleries Co. of Sri Lanka PLC	56,591	90,489
Expolanka Holdings PLC	1,625,000	121,222
Hatton National Bank PLC	66,000	80,505
Hemas Holdings PLC	388,000	124,016
Janashakthi Insurance Co. PLC	761,500	83,181
John Keells Holdings PLC	146,800	266,816
Lanka IOC PLC	1,127,000	328,904
Richard Pieris & Co. PLC	2,030,000	103,081
Royal Ceramics Lanka PLC	77,500	52,943
Sampath Bank PLC	57,000	75,849
Sunshine Holdings PLC	413,000	101,416
Textured Jersey Lanka PLC	833,000	104,773
Tokyo Cement Co. Lanka PLC	1,116,000	302,592
United Motors Lanka PLC	18,000	17,923

		$2,449,332

Taiwan — 0.4%
Everlight Electronics Co., Ltd.	81,000	$192,547

		$192,547

Security	Shares	Value
Thailand — 1.8%
Gunkul Engineering PCL	353,895	$134,432
PTT Exploration & Production PCL	48,450	224,504
Toyo-Thai Corp. PCL	542,600	528,345

		$887,281

Vietnam — 4.8%
CNG Vietnam JSC	56,900	$100,037
Dat Xanh Real Estate Service & Construction JSC	145,000	87,176
Electronics Communications Technology Investment Developement Corp.	79,750	65,670
Everpia Vietnam JSC	7,270	9,777
FPT Corp.	29,500	77,670
HAGL JSC	89,000	92,680
Hanoi Education Investment and Developement JSC	103,000	74,447
Hoa Phat Group JSC	71,250	153,887
Hung Vuong Corp.	56,500	69,549
Imexpharm Pharmaceutical JSC	4,560	10,749
Masan Group Corp.(1)	16,800	75,725
Nam Long Investment Corp.(1)	9,140	7,359
National Seed JSC	630	2,353
PetroVietnam Drilling and Well Services JSC	31,000	105,588
PetroVietnam Fertilizer & Chemical JSC	68,250	146,575
PetroVietnam Gas JSC	44,000	160,550
PetroVietnam General Services JSC	130,500	134,332
PetroVietnam Technical Services JSC	94,000	123,997
Pha Lai Thermal Power JSC	111,300	137,563
Pharmedic Pharmaceutical Medicinal JSC	2,600	5,752
Post and Telecommunication JSC	24,600	10,890
Refrigeration Electrical Engineering Corp.	100,000	164,261
Saigon Securities, Inc.	105,000	114,738
Southern Rubber Industry JSC	40,250	76,417
Thanh Thanh Cong Tay Ninh JSC	114,000	66,539
Traphaco JSC	15,500	63,392
Tu Liem Urban Development JSC	129,000	93,407
Vinacafe Bien Hoa JSC	10,200	68,098

		$2,299,178

Total Common Stocks (identified cost $27,657,125)		$27,202,457

Investment Funds — 6.1%

Security	Shares	Value
Romania — 6.1%
Fondul Proprietatea SA	4,680,000	$1,144,285
SIF 1 Banat-Crisana Arad	325,500	122,940
SIF 2 Moldova Bacau	822,500	335,429
SIF 3 Transilvania Brasov	3,800,000	721,525
SIF 5 Oltenia Craiova	1,128,500	636,446

Total Investment Funds (identified cost $3,069,344)		$2,960,625

Short-Term Investments — 34.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$16,488	$16,488,466

Total Short-Term Investments (identified cost $16,488,466)		$16,488,466

Total Investments — 96.6% (identified cost $47,214,935)		$46,651,548

Other Assets, Less Liabilities — 3.4%		$1,627,927

Net Assets — 100.0%		$48,279,475

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $8,365.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	11.4%	$5,511,887
Financials	10.2	4,896,491
Consumer Discretionary	6.7	3,241,669
Energy	6.2	2,978,202
Consumer Staples	6.0	2,908,092
Materials	3.8	1,834,705
Information Technology	3.5	1,708,671
Utilities	3.3	1,612,992
Health Care	2.9	1,394,858
Telecommunication Services	2.3	1,114,890

Common Stocks	56.3%	$27,202,457
Investment Funds	6.1	2,960,625
Short-Term Investments	34.2	16,488,466

Total Investments	96.6%	$46,651,548

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 1, 2013. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/5/14	United States Dollar 874,054	Mexican Peso 11,594,000	Citibank NA	$—	$(7,148)	$(7,148)
2/10/14	United States Dollar 1,771,045	Malaysian Ringgit 5,670,000	Bank of America	—	(77,063)	(77,063)
3/3/14	Thai Baht 33,545,000	United States Dollar 1,031,836	Standard Chartered Bank	17,185	—	17,185
3/3/14	Thai Baht 35,588,600	United States Dollar 1,078,442	Standard Chartered Bank	1,978	—	1,978
3/13/14	United States Dollar 2,667,495	New Taiwan Dollar 78,371,000	Bank of America	—	(78,964)	(78,964)
4/21/14	United States Dollar 994,375	Indian Rupee 62,760,000	JPMorgan Chase Bank	—	(8,583)	(8,583)

				$19,163	$(171,758)	$(152,595)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
2/14	62 FTSE Bursa Malaysia KLCI Index	Long	$1,650,276	$1,661,392	$11,116
2/14	79 SGX CNX Nifty Index	Long	977,791	964,274	(13,517)
2/14	47 TAIEX Futures Index	Long	2,643,696	2,621,358	(22,338)
3/14	218 E-mini MSCI Emerging Market Index	Long	10,850,950	10,085,770	(765,180)
3/14	28 Mexican Bolsa IPC Index	Long	888,112	857,461	(30,651)
3/14	79 SET50 Index	Short	(2,093,214)	(2,050,745)	42,469

					$(778,101)

CNX	-	Credit Rating Information Services of India Limited

FTSE	-	Financial Times Stock Exchange

KLCI	-	Kuala Lumpur Composite Index

SET	-	Stock Exchange of Thailand

SGX	-	Singapore Exchange Limited

TAIEX	-	Taiwan Stock Exchange Capitalization Weighted Stock Index

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
Citibank NA	KRW 5,513,155	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	$(157,570)

					$(157,570)

KRW	-	South Korean Won

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity index futures and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of a security or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Total Return Swaps	$—	$(157,570)
Equity Price	Futures Contracts*	$53,585	$(831,686)

		$53,585	$(989,256)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	19,163	(171,758)

		$19,163	$(171,758)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,214,935

Gross unrealized appreciation	$988,865
Gross unrealized depreciation	(1,552,252)

Net unrealized depreciation	$(563,387)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$2,176,756	$10,958,090	$—	$13,134,846
Developed Europe	43,893	—	—	43,893
Emerging Europe	—	1,764,963	—	1,764,963
Latin America	3,472,621	466,100	—	3,938,721
Middle East/Africa	152,855	8,080,414	—	8,233,269
North America	86,765	—	—	86,765
Total Common Stocks	$5,932,890	$21,269,567 *	$—	$27,202,457
Investment Funds	$—	$2,960,625 *	$—	$2,960,625
Short-Term Investments	—	16,488,466	—	16,488,466
Total Investments	$5,932,890	$40,718,658	$—	$46,651,548
Forward Foreign Currency Exchange Contracts	$—	$19,163	$—	$19,163
Futures Contracts	53,585	—	—	53,585
Total	$5,986,475	$40,737,821	$—	$46,724,296

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(171,758)	$—	$(171,758)
Futures Contracts	(831,686)	—	—	(831,686)
Total Return Swaps	—	(157,570)	—	(157,570)
Total	$(831,686)	$(329,328)	$—	$(1,161,014)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014